Shareholder Fees - VIPGrowthOpportunitiesPortfolio-InvestorPRO	Apr. 30, 2025 USD ($)
VIPGrowthOpportunitiesPortfolio-InvestorPRO | VIP Growth Opportunities Portfolio
Shareholder Fees:
(fees paid directly from your investment)